Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
6.	Long-Term Debt
Long-term debt consisted of the following:

	June 30, 2021	December 31, 2020
Eastward Loan Facility	$—	$15,000
EIB Loan Facility	—	14,734
PPP Loan	—	1,699
FP Term Loan (1)	79,284	—
Other	—	10

	79,284	31,443
Less: FP Term Loan embedded derivative asset	(8,922)	—
Less: Debt issuance costs	(12,058)	(4,798)

Non-current portion of long-term debt	$58,304	$26,645

(1)	Includes a debt premium of $8,922 recognized in relation to the FP Term Loan embedded derivative.
The Company recorded $1,093 and $754 of interest expense from long-term debt for the six months ended June 30, 2021 and 2020, respectively.
FP Term Loan Facility
The Company entered into a credit agreement with FP Credit Partners, L.P., as agent for several lenders (the “FP Lenders”) on April 15, 2021 and as amended on May 17, 2021, for a $70,000 term loan (the “FP Term Loan”). Upon funding in May 2021, the FP Term Loan was used (i) to pay off the European Investment Bank (“EIB”) Loan Facility and the Eastward Loan Facility and (ii) to fund working capital and for general corporate purposes. The Company incurred $12,277 of debt issuance costs relating to the FP Term Loan. As part of the transaction to extinguish the EIB Loan Facility, the Company has reserved $12,801 in a restricted cash account in the event that EIB elects to redeem their warrants. Prior to the closing of the merger with NavSight, the FP Term Loan bore interest at a rate of 8.50% per annum, payable quarterly in arrears, and the Company had the option to elect, upon written notice at least five business days in advance of each quarter end, to add all or a portion of the accrued unpaid interest to the outstanding principal amount of the FP Term Loan. Upon the closing of the merger with NavSight, this election was no longer available.
The FP Lenders had the option to elect to convert a portion of their specified contractual return into common stock of the Company immediately preceding the closing of the merger with NavSight, at a conversion price specified in the credit agreement by submitting a notice to convert on or prior to the funding date in May 2021 (the “Conversion Election”). If the FP Lenders had exercised the Conversion Election, and the Company did not elect to repay the outstanding principal amount of the FP Term Loan at the closing of the merger with NavSight, then the interest rate would have increased to 9% per annum. However, the FP Lenders did not make the Conversion Election and so the interest rate would have decreased to 4% per annum upon the closing of the merger with NavSight under the original terms of the FP Term Loan Agreement (Note 12). At the date of the FP Term Loan agreement, this contingent interest feature was determined to be an embedded derivative asset (Note 8) with an associated debt premium recorded. The fair value of this financial instrument is presented net within Long-term Debt on the Condensed Consolidated Balance Sheet at June 30, 2021.
The FP Term Loan, plus the applicable contractual returns as defined in the credit agreement as amended (Note 12), matures on April 15, 2026 and is collateralized by substantially all assets of the Company. The Company has the option to prepay the loan in advance of its final maturity, which was subject to a prepayment penalty under the original terms of the FP Term Loan Agreement (Note 12) that varied between $17,500 and $49,000 based on the timing and circumstances of the repayment.

The FP Term Loan includes covenants that limit the Company’s ability to, among other things, make investments, dispose of assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, enter into transactions with affiliates, pay dividends or other distributions without preapproval by FP Credit Partners. The Company is required to maintain minimum unrestricted cash of at least $15,000 as of each fiscal quarter end, except for the quarter immediately following the first quarter where the Company reports positive EBITDA, until the closing of a qualifying IPO. The Company issued an equity grant of 573,176 shares of its common stock with a value of $8,065 to the FP Lenders upon funding of the FP Term Loan.
In July 2021, the Company did not provide timely notice of its election to add the accrued unpaid interest as of June 30, 2021 to the outstanding principal and was therefore not in compliance with its payment obligations under the FP Term Loan. In August 2021, the FP Lenders and the Company amended the FP Term Loan to reinstate the Conversion Election and serve as formal notice of this election by the FP Lenders, and to waive this instance of the Company’s noncompliance with the written notification requirements (Note 12).
During the six months ended June 30, 2021, the Company recognized within Other expense, net on the Condensed Consolidated Statement of Operations, $4,954 as a loss on extinguishment of debt, resulting from paying off the EIB Loan and the Eastward Loan Facilities, and $1,699 as a gain from extinguishment of debt resulting from the U.S. government’s forgiveness of the PPP loan.

7.	Long-Term Debt
Long-term debt consisted of the following:

	December 31,
	2020	2019
Eastward Loan Facility	$15,000	$—
EIB Loan Facility	14,734	—
SVB Loan Facility	—	13,959
PPP Loan	1,709	—

Total long-term debt	31,443	13,959
Less: Debt issuance costs	(4,798)	—
Less: Current portion of long-term debt	—	(6,000)

Non-current portion of long-term debt	$26,645	$7,959

The Company recorded $1,406 and $2,581 of interest expense from long-term debt for the years ended December 31, 2020 and 2019, respectively.
SVB Loan Agreement
On March 23, 2018, the Company signed a Second Amended and Restated Loan and Security Agreement (the “SVB Loan Agreement”) with Silicon Valley Bank (“SVB”), which included the participation of WestRiver Mezzanine Loans (“WestRiver”). Under the terms of the SVB Loan Agreement, each lender would provide $7,500, for a total loan facility of $15,000 (the “SVB Loan Facility”). The SVB Loan Agreement was scheduled to mature in 48 months with an
18-month
interest only period, followed by 30 equal monthly payments of principal plus interest at 11.5% per annum starting on the first day of the month following funding. The SVB Loan Agreement is collateralized primarily by a pledge of certain Company personal property. The Company was required to meet certain nonfinancial covenants, including meeting certain reporting requirements, such as the completion and presentation of audited consolidated financial statements. In connection with the SVB Loan Agreement, certain warrants, exercisable into the Company’s common stock, were issued to SVB and WestRiver (Note 12). In March and December 2020, the Company

paid all remaining outstanding amounts due under the SVB Loan Facility and recognized a loss on the extinguishment of $171 for the final fees due on this loan.
PPP Loan
In April 2020, the Company received loan proceeds in the amount of $1,709 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The loan under the PPP was in the form of a note payable to SVB (the “PPP Loan”) originally scheduled to mature in April 2022, which has been classified as Long-term debt on the Consolidated Balance Sheet at December 31, 2020. The PPP Loan bears interest at a rate of 1.00% per annum payable monthly. The PPP Loan and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes. The Company’s PPP Loan and accrued interest were forgiven in January 2021 (Note 16).
EIB Loan Facility
In August 2020, the Company’s Luxembourg subsidiary entered into a loan agreement with the European Investment Bank (“EIB”) that provides for a total loan facility of EUR 20,000 distributable in three tranches (the “EIB Loan Facility”) and is collateralized by substantially all assets of the Company. In connection with the EIB debt agreement, on August 20, 2020, the Company issued to EIB 454,899 warrants exercisable into the Company’s common stock at a price of $0.0001 per share (Note 12) and drew EUR 5,000 under the Tranche A of the EIB Loan Facility on September 23, 2020. Borrowing under Tranche A does not carry an interest component. On October 29, 2020, the Company issued an additional 454,899 warrants to EIB exercisable into the Company’s common stock at a price of $0.0001 per share (Note 12) and drew EUR 7,000 under Tranche B of the EIB Loan Facility on November 23, 2020. Borrowing under Tranche B carries interest at EURIBOR plus 5% per annum (4.457% at December 31, 2020). Tranche C of the EIB Loan Facility provides for EUR 8,000 available to borrow through January 2023, subject to certain financial milestones as defined in the EIB debt agreement. Borrowings under Tranche C will carry interest at EURIBOR plus 10% per annum. The Company pays a commitment fee of 2% per annum of the undrawn loan commitment amount through January 2023. The borrowings under the EIB Loan Facility are due in full five years from the disbursement date of the relevant tranche, which have been classified in non-current
portion of Long-term debt on the Consolidated Balance Sheet at December 31, 2020, with interest payable quarterly in arrears. The prepayment premium on the EIB Loan Facility for Tranches B and C is 3% in the first year, 2% in the second year and 1% in the third year on the principal amount of the loan repaid. The EIB Loan Facility includes covenants that limit the Company’s ability to, among other things, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, pay dividends or other distributions without preapproval by EIB.
The Company incurred $551 of debt issuance costs and issued common stock warrants with an estimated fair value of $3,612 at their dates of issuance, the total of which has been presented as a deduction from the carrying amounts of the EIB Loan Facility on the Consolidated Balance sheet and are being amortized to interest expense over the term of the EIB Loan Facility.
Eastward Loan Facility
In December 2020, the Company entered into a loan agreement with Eastward Fund Management, LLC (“Eastward”) to borrow up to $25,000 (the “Eastward Loan Facility”). On December 30, 2020, the Company

drew $15,000 of the available loan facility under the Eastward Loan Facility and incurred a $300 repayment fee due upon maturity of the Eastward Loan Facility. The remaining loan facility is available to be drawn until June 30, 2021, subject to certain equity financing milestones as defined in the Eastward loan agreement. In conjunction with the Eastward loan agreement, the Company agreed to issue to Eastward up to a total of 314,861 warrants to acquire the Company’s common stock if the full facility was drawn. The Company pays a 1% commitment fee on the principal amount borrowed. The Company will pay interest only for the first 24 months this loan is outstanding and then will pay $625 plus interest during each of the final 24 months this loan is outstanding. The interest rate for the Eastward Loan Facility is 11.75% per annum and the total term of this loan is 48 months. The prepayment premium on the Eastward Loan Facility is 3% during the first two years, 2% in the third year and 1% thereafter on the principal amount of the loan repaid. The Eastward Loan Facility includes covenants that limit the Company’s ability to, among other things, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, pay dividends or other distributions without preapproval by Eastward.
On December 30, 2020, the Company issued to Eastward 188,916 warrants exercisable into the Company’s common stock at a price of $3.97 per share (Note 12). These warrants have been determined to be accounted for as equity at their estimated fair value at the date of issuance. The Company recorded $542 as Additional paid-in
capital and presented the related debt issuance costs as a deduction from the carrying amounts of the Eastward Loan Facility on the Consolidated Balance Sheet which are being amortized to interest expense over the term of the Eastward Loan Facility.